UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Global Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 97.6%
Australia 2.0%
Austal Ltd.	1,012,356	3,113,842
Lynas Corp., Ltd.*	3,685,660	6,764,502

(Cost $4,390,638)		9,878,344
Bermuda 0.7%
Lazard Ltd. "A" (Cost $2,121,037)	86,700	3,617,124
Brazil 1.0%
Fleury SA (Cost $4,019,524)	338,849	5,081,871
Canada 1.7%
SunOpta, Inc.*	748,000	5,497,800
Thompson Creek Metals Co., Inc.*	236,221	3,198,432

(Cost $9,263,392)		8,696,232
Channel Islands 1.2%
Charter International PLC	240,220	3,107,331
Randgold Resources Ltd. (ADR) (a)	38,000	2,906,620

(Cost $5,374,040)		6,013,951
China 2.2%
Charm Communications, Inc. (ADR)*	110,743	1,135,116
Mecox Lane Ltd. (ADR)*	89,881	513,220
Minth Group Ltd.	3,515,700	5,320,317
VanceInfo Technologies, Inc. (ADR)*	106,946	3,732,415

(Cost $4,312,755)		10,701,068
Cyprus 0.5%
ProSafe SE (b) (Cost $2,359,210)	346,240	2,577,067
France 1.8%
Flamel Technologies SA (ADR)*	535,191	3,264,665
JC Decaux SA*	140,097	4,485,630
Meetic	61,042	1,403,389

(Cost $11,879,421)		9,153,684
Germany 5.1%
Fresenius Medical Care AG & Co. KGaA	227,153	13,293,153
M.A.X. Automation AG	725,014	3,739,507
Rational AG	19,945	4,082,520
United Internet AG (Registered)	239,837	3,976,304

(Cost $7,836,422)		25,091,484
Gibraltar 0.4%
PartyGaming PLC* (Cost $2,702,533)	654,647	2,002,894
Hong Kong 6.2%
Dah Sing Banking Group Ltd.	1,767,630	3,110,976
EVA Precision Industrial Holdings Ltd. (c)	8,327,143	7,191,312
K Wah International Holdings Ltd.	8,244,060	3,718,918
Kingboard Chemical Holdings Ltd.	953,970	5,445,510
Midland Holdings Ltd.	3,287,336	2,628,435
REXLot Holdings Ltd. (c)	45,525,000	4,984,747
Shui On Construction & Materials Ltd.	2,088,000	2,882,254
Wing Hang Bank Ltd.	80,333	1,086,642

(Cost $16,640,904)		31,048,794
India 0.3%
Magma Fincorp Ltd. (Cost $1,478,742)	973,550	1,272,254
Ireland 3.5%
C&C Group PLC (d)	299,027	1,392,659
C&C Group PLC (d)	815,840	3,815,545
ICON PLC (ADR)*	108,784	2,422,620
Paddy Power PLC	127,273	5,014,173
Ryanair Holdings PLC	927,586	4,635,080

(Cost $9,233,048)		17,280,077
Italy 0.6%
Prysmian SpA (Cost $2,543,511)	141,406	2,852,817
Japan 7.1%
Digital Garage, Inc.*	2,042	6,187,335
Hajime Construction Co., Ltd.	96,384	3,047,573
Internet Initiative Japan, Inc.	1,262	3,679,713
Kenedix, Inc.*	11,887	2,993,856
M3, Inc.	458	2,431,104
MISUMI Group, Inc.	189,100	4,852,256
Nippon Seiki Co., Ltd.	299,000	3,617,223
Nitori Holdings Co., Ltd.	18,244	1,526,568
Universal Entertainment Corp.*	242,000	6,890,168

(Cost $23,780,950)		35,225,796
Korea 1.2%
Daegu Bank Ltd.	176,980	2,433,823
S&T Dynamics Co., Ltd.	194,150	3,539,105

(Cost $5,005,766)		5,972,928
Luxembourg 0.5%
L'Occitane International SA* (Cost $1,854,446)	945,250	2,520,121
Netherlands 4.5%
Brunel International NV	73,397	2,977,868
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	157,400	5,176,886
Koninklijke Vopak NV	100,734	4,881,194
QIAGEN NV*	203,138	3,743,597
SBM Offshore NV	228,736	5,448,689

(Cost $11,998,347)		22,228,234
Philippines 0.4%
Cebu Air, Inc.* (Cost $2,512,711)	820,660	1,818,326
Singapore 2.7%
Amtek Engineering Ltd.*	6,016,000	5,888,668
UOB-Kay Hian Holdings Ltd.	1,866,000	2,654,646
Venture Corp., Ltd.	632,105	4,800,175

(Cost $10,313,137)		13,343,489
South Africa 0.4%
Northam Platinum Ltd. (Cost $2,263,482)	334,282	1,999,884
Spain 0.9%
Tecnicas Reunidas SA	42,850	2,643,026
Telvent GIT SA*	61,717	1,773,747

(Cost $4,208,169)		4,416,773
Switzerland 0.9%
Partners Group Holding AG (Cost $1,659,376)	27,195	4,713,187
Taiwan 0.9%
E Ink Holdings, Inc.* (Cost $4,723,646)	2,379,123	4,304,617
Thailand 0.6%
Kiatnakin Bank PCL (Foreign Registered) (Cost $2,468,991)	2,930,100	3,224,580
United Arab Emirates 0.7%
Lamprell PLC (Cost $2,248,582)	724,403	3,431,464
United Kingdom 9.0%
Aegis Group PLC	934,626	2,090,011
ARM Holdings PLC	828,212	6,889,465
Ashmore Group PLC	1,027,658	5,749,703
Babcock International Group PLC	555,122	5,129,879
Burberry Group PLC	157,527	2,708,991
Domino's Pizza UK & IRL PLC	383,319	3,317,891
ICAP PLC	306,552	2,632,354
John Wood Group PLC	443,745	3,886,204
Michael Page International PLC	595,130	5,115,649
Rotork PLC	141,243	3,714,273
Serco Group PLC	370,358	3,267,760

(Cost $26,335,701)		44,502,180
United States 40.6%
Accuray, Inc.*	394,945	3,380,729
Advance Auto Parts, Inc.	58,100	3,714,914
Aecom Technology Corp.*	155,187	4,542,323
Aeropostale, Inc.*	172,025	4,149,243
Affiliated Managers Group, Inc.*	32,000	3,258,560
Altra Holdings, Inc.*	135,287	2,828,851
BE Aerospace, Inc.*	137,700	5,327,613
BorgWarner, Inc.*	75,400	5,081,960
Cameron International Corp.*	61,300	3,267,290
Cardtronics, Inc.*	229,000	3,913,610
Centene Corp.*	156,262	4,331,583
Central European Distribution Corp.* (e)	99,200	2,275,648
Cliffs Natural Resources, Inc.	56,100	4,794,306
Cloud Peak Energy, Inc.*	133,513	3,040,091
Complete Production Services, Inc.*	128,751	3,597,303
Deckers Outdoor Corp.*	93,867	6,888,899
Diamond Foods, Inc.	112,980	5,623,015
Dresser-Rand Group, Inc.*	88,400	4,060,212
EnerNOC, Inc.*	87,900	2,287,158
FSI International, Inc.*	612,149	2,558,783
FTI Consulting, Inc.*	124,450	4,538,692
Green Mountain Coffee Roasters, Inc.*	125,939	4,229,032
Guess?, Inc.	97,400	4,166,772
Harris Corp.	75,500	3,513,770
hhgregg, Inc.*	161,140	2,953,696
Huntington Bancshares, Inc.	368,971	2,671,350
iGATE Corp.	132,715	2,043,811
Itron, Inc.*	85,600	4,966,512
Jarden Corp.	73,200	2,481,480
Jefferies Group, Inc.	182,400	4,561,824
Joy Global, Inc.	69,200	6,032,856
Lam Research Corp.*	59,100	2,948,499
Life Technologies Corp.*	95,700	5,195,553
Metabolix, Inc.*	144,600	1,279,710
NIC, Inc.	246,600	2,522,718
Northern Oil & Gas, Inc.*	169,200	4,664,844
NxStage Medical, Inc.*	279,472	6,718,507
Onyx Pharmaceuticals, Inc.*	70,842	2,499,660
Prosperity Bancshares, Inc.	82,100	3,320,945
Questcor Pharmaceuticals, Inc.*	367,503	5,681,596
Rovi Corp.*	74,100	4,576,416
Schweitzer-Mauduit International, Inc.	75,136	4,505,155
Stericycle, Inc.*	56,500	4,434,685
STR Holdings, Inc.*	126,237	2,307,612
SXC Health Solutions Corp.*	87,834	4,225,694
Sycamore Networks, Inc.	98,100	2,046,366
Thoratec Corp.*	181,700	4,286,303
TiVo, Inc.*	232,128	2,244,678
Ultra Petroleum Corp.*	92,100	4,395,933
Urban Outfitters, Inc.*	133,800	4,525,116
VIVUS, Inc.*	277,893	2,487,142
Waddell & Reed Financial, Inc. "A"	86,700	3,131,604
Zions Bancorp.	108,652	2,562,014

(Cost $135,576,668)		201,642,636

Total Common Stocks (Cost $319,105,149)		484,611,876
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	119,997	121,280
Cash Equivalents 2.6%
Central Cash Management Fund, 0.18% (f) (Cost $12,889,824)	12,889,824	12,889,824

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $331,994,973) †	100.2	497,622,980
Other Assets and Liabilities, Net	(0.2)	(894,013)

Net Assets	100.0	496,728,967

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $335,756,345.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $161,866,635.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $180,606,093 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,739,458.

(a)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(b)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(c)	Security is listed in country of domicile. Significant business activities of company are in China.
(d)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(e)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At January 31, 2011 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	104,419,600	21.5%
Consumer Discretionary	86,675,828	17.9%
Information Technology	73,649,113	15.2%
Health Care	70,323,487	14.5%
Financials	59,342,795	12.2%
Energy	41,012,123	8.5%
Materials	26,476,511	5.5%
Consumer Staples	22,833,699	4.7%
Total	484,733,156	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants
Australia	$—	$9,878,344	$—	$9,878,344
Bermuda	3,617,124	—	—	3,617,124
Brazil	5,081,871	—	—	5,081,871
Canada	8,696,232	—	—	8,696,232
Channel Islands	2,906,620	3,107,331	—	6,013,951
China	5,380,751	5,320,317	—	10,701,068
Cyprus	—	2,577,067	—	2,577,067
France	3,264,665	5,889,019	—	9,153,684
Germany	—	25,091,484	—	25,091,484
Gibraltar	—	2,002,894	—	2,002,894
Hong Kong	—	31,170,074	—	31,170,074
India	—	1,272,254	—	1,272,254
Ireland	2,422,620	14,857,457	—	17,280,077
Italy	—	2,852,817	—	2,852,817
Japan	—	35,225,796	—	35,225,796
Korea	—	5,972,928	—	5,972,928
Luxembourg	—	2,520,121	—	2,520,121
Netherlands	5,176,886	17,051,348	—	22,228,234
Philippines	—	1,818,326	—	1,818,326
Singapore	—	13,343,489	—	13,343,489
South Africa	—	1,999,884	—	1,999,884
Spain	1,773,747	2,643,026	—	4,416,773
Switzerland	—	4,713,187	—	4,713,187
Taiwan	—	4,304,617	—	4,304,617
Thailand	—	3,224,580	—	3,224,580
United Arab Emirates	—	3,431,464	—	3,431,464
United Kingdom	—	44,502,180	—	44,502,180
United States	201,642,636	—	—	201,642,636
Short-Term Investments	12,889,824	—	—	12,889,824
Total	$252,852,976	$244,770,004	$—	$497,622,980

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011